Investments and Fair Value Measurements (Details) - USD ($) $ in Thousands	Apr. 02, 2016	Mar. 28, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 344,313	$ 293,385
Gross unrealized gains	19	6,589
Gross unrealized losses	(351)	(434)
Estimated fair value	343,981	299,540
U.S. government/agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	149,874	197,516
Gross unrealized gains	19	8
Gross unrealized losses	(1)	(17)
Estimated fair value	149,892	197,507
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	2,150	2,150
Gross unrealized losses	(350)	(400)
Estimated fair value	1,800	1,750
Corporate Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	45,510	43,164
Gross unrealized losses		(17)
Estimated fair value	45,510	43,147
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		1,594
Gross unrealized gains		6,581
Gross unrealized losses		0
Estimated fair value		8,175
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	146,779	48,961
Estimated fair value	$ 146,779	$ 48,961